Income Taxes - Deferred Tax Assets and Liabilities Table (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax liabilities:
Property, plant and equipment	$ (546)	$ (976)
Volumetric production payments	(89)	(86)
Carrying value of debt	0	(95)
Derivative instruments	(14)	(56)
Other	(5)	(7)
Deferred tax liabilities	(654)	(1,220)
Deferred tax assets:
Net operating loss carryforwards	1,971	2,737
Carrying value of debt	169	0
Disallowed business interest carryforward	25	194
Asset retirement obligations	50	40
Investments	83	111
Accrued liabilities	64	89
Other	87	60
Deferred tax assets	2,449	3,231
Valuation allowance	(1,805)	(2,011)
Deferred tax assets after valuation allowance	644	1,220
Net deferred tax liability	$ (10)	$ 0